CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Q3) - USD ($)		3 Months Ended					9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Operating and formation costs	$ 1,000	$ 349,966			$ 88,889		$ 2,503,274	$ 88,889	$ 1,472,168
Loss from operations	(1,000)	(349,966)			(88,889)		(2,503,274)	(88,889)	(1,472,168)
Other income (expense):
Interest earned on marketable securities held in Trust Account		3,473			6,646		10,306	6,646	11,254
Transaction Costs									(837,355)
Transactions costs associated with the Initial Public Offering					(837,355)			(837,355)
Change in fair value of warrant liabilities		1,070,750			466,500		3,189,500	466,500	236,500
Other income (expense), net	(1,000)	1,074,223			(364,209)		3,199,806	(364,209)	(589,601)
Net Income (Loss)	$ (1,000)	$ 724,257	$ (4,669,435)	$ 4,641,710	$ (453,098)	$ 0	$ 696,532	$ (453,098)	$ (2,061,769)
Class A Common Stock
Other income (expense):
Weighted average shares outstanding, basic		23,650,000			10,858,152		23,650,000	3,645,803	8,674,180
Weighted average shares outstanding, diluted	0	23,650,000			10,858,152		23,650,000	3,645,803	8,674,180
Basic net income per common share	$ 0.00	$ 0.02			$ (0.03)		$ 0.02	$ (0.05)	$ (0.15)
Diluted net income per common share	$ 0.00	$ 0.02			$ (0.03)		$ 0.02	$ (0.05)	$ (0.15)
Class B Common Stock
Other income (expense):
Weighted average shares outstanding, basic		5,750,000			5,301,630		5,750,000	4,918,796	5,127,732
Weighted average shares outstanding, diluted	0	5,750,000			5,301,630		5,750,000	4,918,796	5,127,732
Basic net income per common share	$ 0.00	$ 0.02			$ (0.03)		$ 0.02	$ (0.05)	$ (0.15)
Diluted net income per common share	$ 0.00	$ 0.02			$ (0.03)		$ 0.02	$ (0.05)	$ (0.15)